Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Freshworks Inc. (the “Company”) is filing this Amendment No. 1 to Schedule 14A for the sole purpose of including certain Inline eXtensible Business Reporting Language data tagging, which was inadvertently omitted from the Company’s Definitive Proxy Statement on Schedule 14A filed with the Securities and Exchange Commission on April 17, 2025 (the “Proxy Statement”). This Amendment No. 1 should be read together with the matters set forth in the Proxy Statement. There are no other modifications or updates to any disclosures included in the Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Freshworks Inc.
Entity Central Index Key	0001544522